Schedule of Operating Segments (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
External revenue	₪ 355,553	₪ 388,684	₪ 219,677
Other expenses, net	47,138	2,128	2,971
Operating Profit	(41,567)	50,627	28,185
Segment assets	786,614	958,007
Segment liabilities	329,552	436,530
Cannabis segment [member]
IfrsStatementLineItems [Line Items]
External revenue	355,553	388,684	219,677
Segment profit (loss)	44,460	68,552	44,646
Segment assets	755,209	886,184	551,435
Segment liabilities	392,381	526,285	132,562
Biomed segment [member]
IfrsStatementLineItems [Line Items]
External revenue
Segment profit (loss)	(665)	(174)	(1,868)
Segment assets	2,056	2,770	2,895
Segment liabilities
Reconciliations [member]
IfrsStatementLineItems [Line Items]
External revenue
Segment profit (loss)
Segment assets	29,349	69,053	131,994
Segment liabilities	(62,829)	(89,755)	94,571
Reportable segments [member]
IfrsStatementLineItems [Line Items]
External revenue	355,553	388,684	219,677
Segment profit (loss)	43,795	68,378	42,778
General and administrative expenses not attributable to segments	(38,224)	(15,623)	(11,620)
Other expenses, net	(47,138)	(2,128)	(2,971)
Operating Profit	(41,567)	50,627	28,187
Segment assets	786,614	958,007	686,324
Segment liabilities	₪ 329,552	₪ 436,530	₪ 227,133